Leases - Lease Amounts Included in Consolidated Income Statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease income - sales-type and direct financing leases
Sales-type lease selling price	$ 1,636	$ 1,355	$ 1,321
Less: Carrying value of underlying assets	(385)	(300)	(410)
Gross profit	1,251	1,055	911
Interest income on lease receivables	200	179	249
Total sales-type and direct financing lease income	1,451	1,234	1,160
Lease income - operating leases	$ 116	$ 169	$ 255
Operating Lease, Lease Income, Statement of Income or Comprehensive Income [Extensible Enumeration]	Revenues	Revenues	Revenues
Variable lease income	$ 87	$ 120	$ 115
Total lease income	$ 1,653	$ 1,523	$ 1,530